Short-term loans (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of short-term loans [line items]
Short-term loans	¥ 66,311,160	¥ 67,119,368
Secured | RMB | Fixed rate
Disclosure of short-term loans [line items]
Short-term loans	¥ 1,614,700	¥ 667,979
Annual interest rate	2.85%-4.77%	0.00%-4.20%
Secured | RMB | Variable rate
Disclosure of short-term loans [line items]
Short-term loans	¥ 49,455
Annual interest rate	3.15%-3.96%	—
Unsecured | RMB | Fixed rate
Disclosure of short-term loans [line items]
Short-term loans	¥ 13,093,783	¥ 13,935,660
Annual interest rate	2.15%-4.75%	3.15%-4.35%
Unsecured | RMB | Variable rate
Disclosure of short-term loans [line items]
Short-term loans	¥ 51,441,800	¥ 50,948,412
Annual interest rate	2.30%-4.37%	3.60%-4.79%
Unsecured | US$ | Fixed rate
Disclosure of short-term loans [line items]
Short-term loans	¥ 111,422	¥ 1,394,304	$ 17,076	$ 200,000
Annual interest rate	4.90%	3.32%
Unsecured | PKR | Variable rate
Disclosure of short-term loans [line items]
Short-term loans		¥ 173,013		$ 3,857,000
Annual interest rate	—	14.58%